Segments and Geographical Information - Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,407	$ 9,256	[2]	$ 9,498	[2]
Operating income (loss)		2,710	2,102		(150)
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue		9,022	8,745		8,086
Operating income (loss)		807	656		(302)
SP [Member]
Segment Reporting Information [Line Items]
Revenue		0	118		1,220
Operating income (loss)		0	31		268
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	[3]	385	393		192
Operating income (loss)	[3]	$ 1,903	$ 1,415		$ (116)

[1]	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.
[3]	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.